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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
                                 Form 13F
                            Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended JUNE 3O, 1999
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: Petroleum & Resources Corporation___
Address: 7 St. Paul Street, Suite 1140____
_________Baltimore, MD 21202______________
__________________________________________
Form 13F File Number: 28-596______________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: __Christine M. Griffith___________________
Title: _Assistant Treasurer______________________
Phone: (410) 752-5900___________________________
Signature, Place, and Date of Signing:
(signed) Christine M. Griffith Baltimore, Md. August 5, 1999 [Signature] [City, State] [Date]
Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting
manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]
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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: _____0________
Form 13F Information Table Entry Total: ____88______
Form 13F Information Table Value Total: $__549_________
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28- NONE_________ ________________________
[Repeat as necessary.
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                           FORM 13F INFORMATION TABLE

COLUMN 1                              COLUMN 2   COLUMN 3   COLUMN 4                      COL. 6  COLUMN 7      COLUMN 8
-------------------------------       --------- ----------  --------      COLUMN 5       -------  --------
                                                             VALUE                       INVSTMT  OTHER
NAME OF ISSUER                        TITLE OF     CUSIP    (x$1000)                     DSCRETN  MANAGERS
                                        CLASS
                                                                                                            VOTING AUTHORITY



                                                                      SHARES/  SH/ PUT/
                                                                     PRN AMT.  PRN CALL
                                                                                                             SOLE    SHA NONE
                                                                                                                     RED
AGL RESOURCES, INC.                   COM         001204106    3,687   200,000 SH        SOLE                200,000
AMERADA HESS CORP.                    COM         023551104    3,272    55,000 SH        SOLE                 55,000
AMERADA HESS CORP                     PUT         023551954      893    15,000     PUT
ANADARKO PETROLEUM CORP.              COM         032511107    6,626   180,000 SH        SOLE                180,000
APACHE CORP.                          COM         037411105    3,814    97,783 SH        SOLE                 97,783
ATLANTIC RICHFIELD CO.                COM         048825103    6,685    80,000 SH        SOLE                 80,000
ATLANTIC RICHFIELD CO.                CALL        048825903      836    10,000     CALL
ATMOS ENERGY CORP.                    COM         049560105    5,000   200,000 SH        SOLE                200,000
AVERY DENNISON CORP.                  COM         053611109    2,717    45,000 SH        SOLE                 45,000
BJ SERVICES CO.                       COM         055482103    5,888   200,000 SH        SOLE                200,000
BP AMOCO PLC                          ADRS        055622104   23,978   220,999 SH        SOLE                220,999
BARRETT RESOURCES CORP.               COM         068480201    4,620   120,400 SH        SOLE                120,400
BOISE CASCADE CORP.                   COM         097383103    8,789   205,000 SH        SOLE                205,000
BOISE CASCADE CORP.                   PUT         097383953      643    15,000     PUT
BURLINGTON RESOURCES INC.             COM         122014103    2,379    55,000 SH        SOLE                 55,000
BURLINGTON REOUSRCES INC.             PUT         122104953      649    15,000     PUT
CHEVRON CORP                          COM         166751107   10,457   110,000 SH        SOLE                110,000
CHEVRON CORP                          PUT         166751957      951    10,000     PUT
COASTAL CORP.                         COM         190441105    8,855   220,000 SH        SOLE                220,000
COASTAL CORP                          PUT         190441955      403    10,000     PUT
COLUMBIA ENERGY GROUP                 COM         197648108    3,761    60,000 SH        SOLE                 60,000
COLUMBIA ENERGY GROUP                 PUT         197648958      439     7,000     PUT
CONOCO, INC. CLASS A                  COM         208251306    2,899   104,000 SH        SOLE                104,000
CONSOLIDATED NATURAL GAS CO.          COM         209615103    4,556    75,000 SH        SOLE                 75,000
CONSOLIDATED PAPERS, INC.             COM         209759109    7,356   275,000 SH        SOLE                275,000
CONSOLIDATED PAPERS, INC.             PUT         209759959      268    10,000     PUT
DIAMOND OFFSHORE DRILLING INC.        COM         25271C102    2,747    96,800 SH        SOLE                 96,800
DOVER CORP.                           COM         260003108    7,014   200,400 SH        SOLE                200,400
E.I. DUPONT DENEMOURS & CO.           COM         263534109    5,465    80,000 SH        SOLE                 80,000
EL PASO ENERGY CORP.                  COM         283905107    5,981   170,000 SH        SOLE                170,000
EL PASO ENERGY CORP.                  PUT         283905957      528    15,000     PUT
ENERGEN CORP.                         COM         29265N108    6,591   353,900 SH        SOLE                353,900
ENGELHARD                             COM         292845104    4,751   210,000 SH        SOLE                210,000
ENRON CORP. $13.65 CONV. SER J        PFD         293561601   27,897    25,000 SH        SOLE                 25,000
ENRON OIL & GAS CO.                   COM         293562104    5,872   290,000 SH        SOLE                290,000
ENRON OIL & GAS CO                    PUT         293562954      304    15,000     PUT
ENSCO INTERNATIONAL, INC.             COM         26874Q100    2,791   140,000 SH        SOLE                140,000
EQUITABLE RESOURCES INC.              COM         294549100    6,040   160,000 SH        SOLE                160,000
EXXON CORP.                           COM         302290101   25,451   330,000 SH        SOLE                330,000
FORT JAMES CORP.                      COM         347471104    8,333   220,000 SH        SOLE                220,000
FREEPORT-MCMORAN COPPER & GOLD CL A   COM         35671D105    2,137   127,603 SH        SOLE                127,603
GENERAL ELECTRIC CO.                  COM         369604103   22,600   200,000 SH        SOLE                200,000
GLOBAL INDUSTRIES, LTD.               COM         379366100    3,119   243,400 SH        SOLE                243,400
HALLIBURTON CO.                       COM         406216101    6,788   150,000 SH        SOLE                150,000
KN ENERGY INC. 8.25% UNITS            PEPS        482620507    3,364   130,000 SH        SOLE                130,000
KERR MCGEE CORP                       COM         492386107    9,097   181,253 SH        SOLE                181,253
MEAD CORP.                            COM         582834107    8,768   210,000 SH        SOLE                210,000
MEAD CORP.                            PUT         582834957      626    15,000     PUT
MOBIL CORP.                           COM         607059102   23,700   240,000 SH        SOLE                240,000
MURPHY OIL CORP.                      COM         626717102    5,369   110,000 SH        SOLE                110,000
NABORS INDUSTRIES, INC.               COM         629568106    5,972   245,000 SH        SOLE                245,000
NATIONAL FUEL GAS CO.                 COM         636180101    4,850   100,000 SH        SOLE                100,000
NEW JERSEY RESOURCES, INC.            COM         646025106    6,926   185,000 SH        SOLE                185,000
NEWPARK RESOURCES, INC.               COM         651718504    3,728   420,000 SH        SOLE                420,000
NOBLE AFFILIATES, INC.                COM         654894104    2,589    91,855 SH        SOLE                 91,855
NORTHWESTERN CORP.                    COM         668074107    4,838   200,000 SH        SOLE                200,000
OCCIDENTAL PETROLEUM CORP.            COM         674599105    3,697   175,000 SH        SOLE                175,000
OCCIDENTAL PEO CORP $3.00 CV EXCH     PFD         674599790    1,738    30,000 SH        SOLE                 30,000
OCEAN ENERGY, INC.                    COM         674812102    5,991   622,450 SH        SOLE                622,450
OWENS-ILLINOIS, INC.                  COM         690768403    3,040    93,000 SH        SOLE                 93,000
OWENS-ILLINOIS, INC.                  PUT         690768953      327    10,000     PUT
PETROLEUM GEO-SVCS ASA                ADR         716597109    3,124   210,000 SH        SOLE                210,000
PETROLEUM GEO-SVCS                    PUT         716597109      298    20,000     PUT
PHILLIPS PETROLEUM CO.                COM         718207106    4,528    90,000 SH        SOLE                 90,000
QUESTAR CORP.                         COM         748356102    5,125   268,000 SH        SOLE                268,000
ROYAL DUTCH PETROLEUM CO.             GLDR 1.25   780257804   52,297   868,000 SH        SOLE                868,000
SANTA FE INTL. CORP.                  COM         G7805C108    2,760   120,000 SH        SOLE                120,000
SCHLUMBERGER, LTD.                    COM         806857108   14,610   229,400 SH        SOLE                229,400
SHELL TRANS. & TRAD. CO. PLC          ADR         822703609   11,130   240,000 SH        SOLE                240,000
SOUTHDOWN, INC.                       COM         841297104    6,425   100,000 SH        SOLE                100,000
TEMPLE-INLAND, INC.                   COM         879868107    6,863   100,000 SH        SOLE                100,000
TEMPLE-INLAND, INC.                   PUT         879868957      686    10,000     PUT
TESORO PETROLEUM CORP.                COM         881609101    4,781   300,000 SH        SOLE                300,000
TEXACO, INC.                          COM         881694103   11,650   186,775 SH        SOLE                186,775
TEXACO, INC.                          PUT         881694953      624    10,000     PUT
TOSCO CORP.                           COM         891490302    4,539   175,000 SH        SOLE                175,000
TOTAL, S.A.                           ADR         89151E109    9,021   140,000 SH        SOLE                140,000
TRANSOCEAN OFFSHORE INC. CAYMAN ISL.  COM         893817106    6,038   230,000 SH        SOLE                230,000
UNION PACIFIC RESOURCES GROUP         COM         907834105    3,684   225,816 SH        SOLE                225,816
UNITED WATER RESOURCES, INC.          COM         913190104    5,672   250,000 SH        SOLE                250,000
UNOCAL CORP.                          COM         915289102    5,944   150,000 SH        SOLE                150,000
UNOCAL CAP. TRUST $3.125 CONV.        PFD         91528T207    4,044    72,540 SH        SOLE                 72,540
VALERO ENERGY CORP                    COM         91913Y107    2,680   125,000 SH        SOLE                125,000
VASTAR RESOURCES, INC                 COM         922380100    6,555   125,000 SH        SOLE                125,000
WEATHERFORD INTL.                     COM         947074100    5,091   139,000 SH        SOLE                139,000
WESTERN GAS RESOURCES INC.            COM         958259103    2,976   186,000 SH        SOLE                186,000
WILLIAMS COMPANIES INC.               COM         969457100    8,512   200,000 SH        SOLE                200,000
WILLIAMS COMPANIES INC.               PUT         969457950      638    15,000     PUT
                                                             -------
                                                             549,745
                                                             =======




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